Schedule of investments
Nomura Real Estate Securities Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.05%♣
Internet Services & Infrastructure — 1.17%
NEXTDC †	107,611	$ 1,090,199
		1,090,199
REIT Data Center — 11.57%
Blackstone Digital Infrastructure Trust †	22,883	494,959
Equinix	9,917	10,337,382
		10,832,341
REIT Healthcare — 23.79%
American Healthcare REIT	74,566	3,888,617
Healthpeak Properties	77,632	1,661,325
National Healthcare Properties †	60,589	887,629
Ventas	48,467	4,303,869
Welltower	50,790	11,527,806
		22,269,246
REIT Hotel — 2.83%
Ryman Hospitality Properties	11,687	1,502,364
Wyndham Hotels & Resorts	13,609	1,146,014
		2,648,378
REIT Industrial — 13.27%
First Industrial Realty Trust	61,950	3,798,154
Goodman Group	55,491	1,197,286
LXP Industrial Trust	20,130	1,084,604
Prologis	29,206	3,956,537
Rexford Industrial Realty	71,201	2,385,234
		12,421,815
REIT Multifamily — 6.15%
AvalonBay Communities	17,891	3,375,853
Essex Property Trust	8,148	2,375,875
		5,751,728
REIT Office — 2.05%
Kilroy Realty	51,070	1,913,593
		1,913,593
REIT Retail — 20.28%
Agree Realty	50,853	3,851,606
Federal Realty Investment Trust	9,801	1,209,835
InvenTrust Properties	47,343	1,675,942
Macerich	96,158	2,422,220
NETSTREIT	130,168	2,750,450
NNN REIT	22,913	1,066,142
Primaris Real Estate Investment Trust	15,568	244,456
Realty Income	20,652	1,279,598
Simon Property Group	20,043	4,482,617
		18,982,866
REIT Self-Storage — 5.69%
Extra Space Storage	8,529	1,239,264
Public Storage	12,848	4,089,647
		5,328,911
	Number of shares	Value (US $)
Common Stocks♣ (continued)
REIT Single Family — 3.04%
Invitation Homes	94,296	$ 2,848,682
		2,848,682
REIT Specialty — 7.65%
Iron Mountain	32,352	4,086,381
VICI Properties	115,926	3,077,835
		7,164,216
REIT Telecom Tower — 1.56%
American Tower	8,951	1,464,115
		1,464,115
Total Common Stocks (cost $53,727,433)		92,716,090

Short-Term Investments — 0.57%
Money Market Mutual Funds — 0.57%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	132,952	132,952
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	132,952	132,952
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	132,952	132,952
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	132,952	132,952
Total Short-Term Investments (cost $531,808)		531,808

Total Value of Securities—99.62% (cost $54,259,241)		93,247,898
Receivables and Other Assets Net of Liabilities—0.38%		352,833
Net Assets Applicable to 6,239,709 Shares Outstanding—100.00%		$93,600,731
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
NQ- IV063 [0626] 0826 (5831270)    1